Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Incurred losses	$ 14,858,316	$ 13,239,189
Working capital	$ (5,238,743)